Income Taxes- Income (loss) Before Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Loss before provision for income taxes
Loss before provision for income taxes	$ 6,180	$ 1,804	$ 10,199	$ 6,241	$ 14,102	$ (5,900)
North America
Loss before provision for income taxes
Loss before provision for income taxes					(3,087)	(4,527)
Asia-Pacific
Loss before provision for income taxes
Loss before provision for income taxes					$ 17,189	$ (1,373)